UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  March 31, 2008

CHECK HERE IF AMENDMENT [X]; AMENDMENT NUMBER; 1
THIS AMENDMENT (CHECK ONLY ONE.): [X] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          April 16, 2008


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        50
FORM 13F INFORMATION VALUE TOTAL:              $384333

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME

FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   1818     32961   Sole		     32961
Alcon           Common  H01301102    398      2800   Sole                     2800
American T&T    Common  00206R102    221      5761   Sole                     5761
Amgen Inc.      Common  031162100    246      5900   Sole                     5900
Amphenol Corp   Common  032095101    484     13000   Sole                    13000
Anheuser Busch  Common  035229103    969     20427   Sole                    20427
Arbitron Inc    Common  03875Q108    553     12806   Sole                    12806
Automatic Data 	Common	053015103   2547     60075   Sole                    60075
BP PLC          Common  055622104    267      4403   Sole                     4403
Bank of NY MelloCommon  064058100    497     11921   Sole                    11921
Berkshire Hath	Common	084670108  92446       693   Sole                      693
Berkshire Hath	Common	084670207  15803      3533   Sole                     3533
Broadridge Svcs Common  11133T103    194     11004   Sole                    11004
Buckeye PartnersL.P.    118230101    251      5450   Sole                     5450
Chevron Corp    Common	166764100    707      8280   Sole                     8280
Chicago Bridge &Common  167250109    636     16200   Sole                    16200
Cisco Systems	Common	17275R102  22432    931158   Sole                   931158
Coca-Cola Co.	Common	191216100  11998    197101   Sole                   197101
Emerson Elec.	Common	291011104    600     11660   Sole                    11660
ExxonMobil	Common	30231G102   5851     69177   Sole                    69177
Federated Inves Common  314211103    337      8600   Sole                     8600
General ElectricCommon	369604103   9683    261620   Sole                   261620
Harte-Hank Inc  Common  416196103   6840    500401   Sole                   500401
Hewlett Packard	Common	428236103   1609     35243   Sole                    35243
H.J. Heinz Co.	Common	423074103    832     17711   Sole		     17711
IBM		Common	459200101   1016      8827   Sole                     8827
Intel Corp.	Common	458140100   4656    219838   Sole                   219838
Johnson & JohnsoCommon	478160104  29558    455643   Sole                   455643
Linear TechnologCommon	535678106  27144    884471   Sole		    884471
Medtronic	Common	585055106   9414    194617   Sole                   194617
Microsoft	Common	594918104  30011   1057457   Sole                  1057457
3M Company 	Common	604059105   1446     18268   Sole                    18268
Moody's Corp.	Common	615369105  28371    814567   Sole		    814567
National City 	Common	635405103    378     38000   Sole                    38000
Neustar Inc Cl ACommon  64126X201    381     14400   Sole                    14400
Paychex Inc     Common  704326107    224      6549   Sole                     6549
PepsiCo		Common	713448108   1585     21946   Sole                    21946
Pfizer Inc.	Common	717081103    423     20205   Sole                    20205
Procter & GambleCommon	742718109  24530    350075   Sole                   350075
Royal Dutch ShelCommon  780259206    231      3342   Sole                     3342
Sigma Aldrich   Common  826552101    549      9200   Sole                     9200
Sysco Corp.     Common  871829107    279      9620   Sole                     9620
United TechnologCommon  913017109    320      4657   Sole                     4657
Walgreen Co.	Common	931422109  25711    675015   Sole                   675015
Wal-mart Stores Common  931142103    272      5161   Sole                     5161
Walt Disney Co.	Common	254687106    569     18134   Sole                    18134
Western Union   Common  959802109   9968    468636   Sole		    468636
Wm. Wrigley Jr. Common	982526105   8192    130367   Sole                   130367
Wright Express  Common  98233Q105    498     16200   Sole                    16200
Wyeth           Common  983024100    388      9300   Sole                     9300